Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share: To be issued under the 2025 Omnibus Equity Incentive Plan
Amount Registered | shares	6,967,863
Proposed Maximum Offering Price per Unit	1.064
Maximum Aggregate Offering Price	$ 7,413,806.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,023.85
Offering Note	Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of shares of common stock, $0.01 par value per share ("Common Stock"), of Super League Enterprise, Inc. (the "Registrant") that may be offered or issued by reason of stock splits, stock dividends or similar transactions. Represents 6,967,863 additional shares of Common Stock reserved for future issuance under Super League Enterprise, Inc. 2025 Omnibus Equity Incentive Plan, as amended (the "2025 Plan"). The Company previously registered an aggregate of 75,000 shares of Common Stock issuable under the 2025 Plan on the Registration Statement on Form S-8 filed with the Securities and Exchange Commission on August 11, 2025 (File No. 333-289504) Estimated solely for purposes of calculating the registration fee pursuant to Securities Act Rule 457(c) and (h) based on the average of the high and low prices of the Registrant's Common Stock reported on the Nasdaq Capital Market on November 18, 2025.